Intangible assets and goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill	Intangible assets and goodwill
Intangible assets consist of the following:

2024	Cost	Accumulated amortization	Net book value
Customer relationships (a)	$74,286	$15,025	$59,261
Other (b)	10,105	230	9,875
	$84,391	$15,255	$69,136

2023	Cost	Accumulated amortization	Net book value
Customer relationships	$77,059	$14,611	$62,448
Other (b)	10,203	187	10,016
	$87,262	$14,798	$72,464
(a) For the year ended 2024, Customer relationships includes foreign exchange of $(2,773) (2023 - $(747)).
(a) Other includes brand names, water rights, easements and miscellaneous intangibles
Estimated amortization expense for intangible assets for each of the next five years is $1,089.

	2024	2023
Goodwill
Opening balance	$1,324,062	$1,320,579
Business acquisitions	—	4,195
Foreign exchange	(11,838)	(712)
Closing balance	$1,312,224	$1,324,062